Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Redeemable non-controlling interests, Beginning	$ 25,839
Net income attributable to redeemable non-controlling interest	3,383	$ 1,536	$ 2,258
Increase in value of put options of redeemable non-controlling interests	1,726
Dividend declared to redeemable non-controlling interest	(1,979)
Foreign currency translation adjustments	(1,734)
Redeemable non-controlling interests, Ending	$ 27,235	$ 25,839